Subsequent Events (Details)					12 Months Ended
	Jul. 30, 2026 USD ($) $ / shares shares	Jul. 08, 2026 shares	Jul. 02, 2026 USD ($) shares	May 19, 2025 $ / shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($) shares	Jun. 09, 2026	May 22, 2026 HKD ($)	May 14, 2026 USD ($)	May 14, 2026 HKD ($)	Mar. 31, 2026 HKD ($)
Subsequent Events [Line Items]
Security Deposit Liability									$ 5,000,000
Aggregate subscription amount					$ 637,755.1						$ 5,000,000
Amount allocated to the establishment of a joint venture								$ 15,000,000
Closing Bid Price | $ / shares				$ 1
Purchase price per share | $ / shares					$ 3.01
Aggregate subscription exchange rate					$ 7.84	$ 1
Percentage of closing price of market					20.00%	20.00%
July 2026 Private Placement [Member]
Subsequent Events [Line Items]
Gross proceeds					$ 2,000,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate purchase price	$ 2,000,000
Purchase price per share | $ / shares	$ 0.316
Percentage of closing price of market	20.00%
Forecast [Member] | August 2026 Private Placement [Member]
Subsequent Events [Line Items]
Gross proceeds	$ 2,000,000
Rice Robotics AGI Holding Limited [Member]
Subsequent Events [Line Items]
Ownership Percentage								87.50%
Aspiration X Limited [Member]
Subsequent Events [Line Items]
Ownership Percentage								12.50%
Matter International Limited [Member]
Subsequent Events [Line Items]
Company subsidiary value										$ 4,000,000
Common Class A [Member]
Subsequent Events [Line Items]
Purchase price per share | $ / shares					$ 0.464
Common Class A [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued for awards | shares	6,329,115	4,310,350
Common Class B [Member]
Subsequent Events [Line Items]
Share Purchase | shares					211,879	211,879
Subsequent Event [Member] | YAS Robotics Limited [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ownership Percentage							75.00%
Subsequent Event [Member] | YAS Robotics Limited [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ownership Percentage							25.00%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Shares issued for awards | shares			4,310,350
Aggregate purchase price			$ 2,000,000